FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / /


         Pre-Effective Amendment No.:  ______                          / /


         Post-Effective Amendment No.:         65
                                                                      /X/


                                     and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / /



         Amendment No.:               66                           /X/



                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 431-2197
                                                           --------------
    Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                                  With copy to:
  Donald S. Mendelsohn, Thompson Hine LLP, 312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202



 Approximate Date of Proposed Public Offering:

 It is proposed that this filing will become effective:


         / X / immediately upon filing pursuant to paragraph (b) / / on ____________ pursuant to paragraph (b)
        / / 60 days after filing pursuant to paragraph (a)(1)
        / / on (date) pursuant to paragraph (a)(1)
        / / 75 days after filing pursuant to paragraph (a)(2)
         / / on (date) pursuant to paragraph (a)(2) of Rule 485


 If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



 350059.8

                                       CMS
                                  The Cash Fund

                                   PROSPECTUS


                             _____________, 2002



INVESTMENT OBJECTIVE
Current income,  liquidity and maintenance of a stable price of $1.00 per share



 290 Turnpike Road, #338
 Westborough, MA  01581
 Toll-free (888)xxx-xxxx







Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
















  355366.3

 CONTENTS                                       Page

 Master-Feeder Structure
 Risk/Return Summary
        o        Objective and Principal Strategies
        o        Principal Risks
 Fund Fees and Expenses
 Management
 Performance
 Distributions
 Shareholder Information
        o        Purchasing Shares
        o        Selling Shares
 Description of the Class
 Taxes
 Distribution (12b-1) Fees
 Servicing Fees
 Privacy Policy
 For More Information                                         Back Cover

                             MASTER-FEEDER STRUCTURE

The Fund operates under a master-feeder structure. This means that the Fund seeks to achieve its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Investment Services Trust. The Portfolio is a separate mutual fund managed by AMR Investment Services, Inc. The investment objective and strategies of the Portfolio are substantially the same as the Fund.

Throughout this Prospectus, statements regarding investments made by the Fund refer to investments made by the Portfolio, and the term "Fund" refers to either the Fund or the Portfolio (unless stated otherwise).

                               RISK/RETURN SUMMARY

 Objective and Principal Strategies.


The Fund's investment objective is current income, liquidity and maintenance of a stable price of $1.00 per share. To achieve this objective, the Fund invests only in high quality short-term money market instruments that present minimal credit risks, as determined by the Fund's portfolio managers subject to the oversight and review of the Fund's Board of Trustees. Generally, the Fund will only purchase money market instruments that mature in thirteen months or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may have longer final maturities. The Fund intends to maintain a dollar-weighted average portfolio maturity of 90 days or less.


The Fund invests primarily in high quality corporate debt obligations, securities of the U.S. Government, its agencies or instrumentalities, and obligations of financial institutions. Debt obligations include commercial paper, which are short term promissory notes issued by domestic companies to finance current obligations. Notes, bonds, variable amount master demand notes, mortgage-backed and asset-backed securities, and variable and floating rate securities are also forms of debt obligations. U.S. Government securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as bonds and notes of U.S. government agencies or instrumentalities.


Obligations of financial  institutions  include negotiable
certificates of deposit, bankers' acceptances, time deposits and other obligations of large U.S. banks. The Fund invests from time to time in U.S. dollar-denominated Eurodollar and Yankee bank obligations as well as other U.S. dollar-denominated obligations of foreign banks, foreign corporations and foreign governments.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Fund's portfolio manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

The Fund's Board of Trustees may change the objective of the Fund without shareholder approval. The Fund will notify you if there is any material change. If there is a change in the objective, you should consider whether the Fund would continue to be the right investment for you. There is no guarantee that the Fund will meet its objective.


  Side Bar

 SHARE PRICE
 Like all money market funds, the Fund will make every effort to maintain a net asset value of $1 per share. There can be no guarantee that the Fund will always be able to do so.

 PORTFOLIO MATURITY
 The maturity date is the date that the principal amount of the notes, drafts, or other debt instruments are due and payable. A money market Fund's portfolio is appropriately weighted and adjusted to ensure that the portfolio always has an average maturity of 90 days or less.

 HIGH QUALITY High quality money market instruments  include those that are:
         1. Rated in the highest rating categories for short-term debt (by any two nationally recognized statistical rating organizations, or by one rating organization if only one has issued a rating) , or

        2. Unrated and determined by the Fund's Advisor to be of comparable quality, subject to the oversight and review of the Board of Trustees.



                                 PRINCIPAL RISKS

All investments involve risk, and the Fund's principal risks are described below. To limit these risks, we invest only in high-quality securities with short maturities (no more than thirteen months).

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Interest Rate Risk. A money market fund's yield changes as current interest rates change. When interest rates are low, the Fund's yield (and total return) will also be low. The longer the average maturity of the securities held by the Fund, the more sensitive the Fund will be to interest rate changes.

Prepayment Risk. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at a lower interest rate.


Concentration Risk. Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the Fund.


Credit Risk. The issuer of a security in the Fund's portfolio may default on its payment obligation, which could cause the Fund's share price or yield to fall. The Fund could also be negatively affected if investors lose confidence in the issuer's ability to pay back its debt.

Government Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.


Management   Risk.   If  the  Fund's   portfolio   managers   incorrectly
predict interest rate trends, the Fund could underperform compared to other money market funds.


Foreign Risk. The Fund's investments in foreign securities involve certain additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political and economic developments may adversely affect the value of the Fund's foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

Counter-Party Risk. The Fund may use repurchase agreements, which are transactions in which the Fund purchases securities and simultaneously commits to resell the securities to the seller at an agreed-upon price on an agreed upon future date. If the seller of the securities (the Counter-Party) fails to pay the agreed resale price on the agreed delivery date, the Fund could incur costs in selling the collateral.

  Side Bar

 HOW THE FUND HAS PERFORMED

 Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has annual returns of less than one year.

                             FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

Shareholder Fees2 (fees paid directly from your investment) - NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

 Management Fees.........................................0.10%
 Distribution (12b-1) Fees...............................0.75%
 Other Expenses3.........................................0.20%
 Total Annual Fund Operating Expenses....................1.05%

          1 The expense table and the example below reflect the expenses of both the Fund and the Portfolio.

          2  Shares  may  be  purchased  and  sold  through  certain   financial
     institutions. These institutions may charge transaction or other fees.

          3 Other expenses are based on estimated amounts for the current year. They consist of an annual administration fee paid to the adviser of 0.20%. The Fund estimates that the remaining other expenses paid by the Fund will be less than 0.005% of average net assets for the current fiscal year.

Example: This example is intended to help you compare the cost of investment in the Fund with the cost of investing in other mutual funds.

 This example assumes that you invest $10,000 in the Fund for the time periods indicated , reinvest your dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year           3 years
          ------           -------
           $108              $336

 Side Bar

 Fees:

 Management fees: fees paid to the investment adviser for managing the Fund's assets. The Portfolio's investment adviser receives the management fees for the periods that the Fund invests in the Portfolio. The Fund's investment adviser receives the management fees for the periods that the Fund does not invest in the Portfolio or another master fund.


Distribution fees: fees paid to the Fund's distributor for activities relating to the distribution of Fund shares.


 Other expenses: expenses incurred by the Fund for miscellaneous items such as custody, administration and registration fees. Unlike most other mutual funds, the Fund's investment adviser pays the Fund's other expenses (with a few exceptions).

                                   MANAGEMENT

 The Fund's Adviser


The investment adviser for the Fund is Cash Management Systems, Inc. ("CMS"), 290 Turnpike Road, #338, Westborough, Massachusetts 01581. CMS is newly formed investment advisory firm that designs, produces and markets cash management products for financial institutions. The President of CMS is David Reavill. While CMS has no previous experience managing a mutual fund, Mr. Reavill has over 25 years of experience in the financial services industry. For the past 14 years he has designed and marketed money market funds and other short term instruments for banks and broker/dealers nationwide. He is the creator of the Open Architecture Fund, an innovative cash management program that uses advanced new clearing technology to produce cash management instruments for investment professionals and their clients. Mr. Reavill holds five NASD principal licenses and is listed in Who's Who in Finance and Business.


 The Fund is authorized to pay CMS a fee of equal to an annual average rate of
 0.10 % of its average daily net assets. CMS has agreed to waive its advisory fee for the period that the Fund is a "feeder" in a master-feeder relationship. During these periods, investment decisions will be made by the investment adviser to the "master" fund.

 The Portfolio's Adviser


 AMR Investment Services, Inc. ("AMR") is the Portfolio's investment adviser. AMR's address is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas
 76155. AMR is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. AMR was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001 AMR had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of this total, approximately $14.2 billion of assets are related to AMR Corporation.


                                   PERFORMANCE


 Investors may call the Fund at 1-888-___-____ to obtain the current 7-day yield.

                                  DISTRIBUTIONS

 The Fund pays dividends to shareholders from net investment income every month. Although the Fund is not likely to receive capital gains because of the types of securities purchased, any received will be distributed to shareholders at least once a year.

 For your convenience, we automatically reinvest dividends and capital gains in the Fund. If you want distributions in cash, simply mark the appropriate box on your account application and we will send you a check instead of purchasing more shares of the Fund. You will receive confirmation that shows the payment amount and a summary of all transactions. Checks are normally mailed within five business days of the payment date.

                             SHAREHOLDER INFORMATION

 Purchasing Shares


You may purchase shares of the Fund with an initial investment of $2,500 and additional investments of as little as $50. You can also choose to participate in the automatic investment program with automatic purchases in an amount as little as $50. Your price for Fund shares is the Fund's net asset value per share ("NAV") next calculated after receiving your order in proper form. The NAV is based on the value of the Fund's investments (using the amortized cost method). These investments are priced based on their current market value. The Fund is not open, and no NAV is calculated, on each day that the New York Stock Exchange is closed for business, and on Columbus Day and Veterans Day. When market quotations are not readily available, the investments are priced at fair value as determined by the Fund's portfolio manager subject to the Board of Trustees' review.


 Selling shares

 Your shares will be sold at the next NAV calculated after your order is received in proper order by the Funds' transfer agent. You may receive your payment by check or federal wire transfer. The proceeds may be more or less than the payment by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares. Presently there is no charge for wire redemptions. The Fund reserves the right to charge for this service in the future.

 Side Bar


 Net Asset Value- This is the price per share of a mutual fund. NAV is calculated as of the close of the New York Stock Exchange (4:00 p.m., Eastern
 Time) on each business day the Fund is open for business. It is determined by taking the net assets of the Fund (assets - liabilities) divided by the total number of fund shares outstanding.


 A money market fund uses the amortized cost method for valuing securities, which normally approximates market value, and is intended to result in an NAV of $1.00 per share at all times.

 Proper Order - When buying and selling shares, proper order means that all required documents are properly completed, signed and received by the Fund or its agents.

 Opening an Account


 Decide whether your first investment will be paid by check or wire. Initial payment must be at least $2,500.


          1. By check. Complete your account application and send it, along with a check made payable to the Fund to The Cash Fund - Pinnacle Shares, c/o Unified Funds Service, Inc. P.O. Box 6110 Indianapolis, Indiana 46204-6110.

          2. By wire. Call the Transfer Agent at 888-___-____ to set up your account and to receive an account number. Call your bank and have your investment amount wired. Your bank will need the following information.

          ABA routing #___________
          Attn:  The Cash Fund - Pinnacle shares
          D.D.A. #_______________
          Account Name
          Your Account #

 Purchasing Additional Shares

 Decide whether the purchases will be by mail, wire or automatic investment. Your purchase must meet the $50.00 minimum.

          1. By mail. Send check to The Cash Fund, c/o Unified Funds Service, Inc. P.O. Box 6110 Indianapolis, Indiana 46204-6110, along with: your name, your account number and the name of the Fund.

          2. By wire. Call your bank and have your investment amount wired. Your bank will need the following information: _____________. ABA routing #_____________ Attention The Cash Fund Account Name and Account number.

          3. Automatic Investment Program. Fill out your account application, designating automatic investment option and attach a voided check. The Fund automatically deducts payment from your account on a regular basis.

 Selling Shares

 If you completed the Optional Telephone Redemption and Exchange section of the Fund's account application, you may redeem by telephone.

          1. By Telephone. Call the transfer agent at 888-___-____.

          2. Through your broker. Call your broker/dealer or other financial institution. You may be charged a fee by the institution.

          3. By mail. Write to the Fund's transfer agent at: The Cash Fund c/o Unified Fund Services, Inc. 431 North Pennsylvania Street, Indianapolis, IN 46204.

 On 30 days' written notice, the Fund may redeem any account that has less than $2,500. A shareholder may increase the value of the account to the minimum amount during the 30 day period.

                        ADDITIONAL INVESTMENT STRATEGIES

 The Fund may invest up to 10% of its net assets in illiquid securities. For temporary purposes, the Fund may borrow amounts of up to one third of its total assets. These strategies and their related risks are described in detail in the Statement of Additional Information.

            ADDITIONAL INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE

         The Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

               --------------------------------------------------
               Investor
               --------------------------------------------------
                                                   ~/ purchases shares of
               --------------------------------------------------
               Feeder Fund
               --------------------------------------------------
                                                   ~/ which invests in
               --------------------------------------------------
               Master Fund
               --------------------------------------------------
                                                    ~/ which buys
               --------------------------------------------------
               Investment Securities
               --------------------------------------------------

          The Fund can withdraw its investment in the Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

                                      TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax consequences. For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state income tax. The distributions are taxable when they are paid, whether you take them in cash or participate in the dividend reinvestment program. Each January, the Fund will mail you a form indicating the federal tax status of your dividend and capital gain distributions.

All shareholders must provide the Fund with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.


Please see the Statement of Additional Information and your own tax adviser for further information.


                            DESCRIPTION OF THE CLASS

This prospectus offers shares of the Pinnacle shares, a class of The Cash Fund. These shares are regular retail shares and may be purchased through certain broker-dealers. This class pays the 12b-1 fees and share holder servicing fees described below. The Fund may offer other classes of shares.

                            DISTRIBUTION (12b-1) FEES

The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution and other fees for the sale and distribution of its shares. These 12b-1 fees may not exceed 0.75% per year. All or a substantial portion of the 12b-1 fees are paid to the dealer of record. Because the distribution fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                 SERVICING FEES

The Fund has adopted a plan that allows the Fund to pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a servicing fee for services provided to shareholders. These servicing fees may not exceed 0.25% per year. There is no present intention to charge the Pinnacle shares a servicing fee. Shareholders will be notified in advance if a servicing fee will be charged.

Side Bar

The Taxpayer Relief Act of 1997 made certain changes to capital gains tax rates. Under the law, taxpayers in all brackets will have an advantage when it comes to capital gains tax rates. The Fund will provide information relating to the portion of any Fund distribution that is eligible for the reduced capital gains tax rate.

                                 PRIVACY POLICY


          The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

 FOR MORE INFORMATION


     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies that significantly affected the Fund's performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Fund at 888 __-____ to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.


     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.




 Investment Company Act #811-9096

                                  THE CASH FUND
                        A Series of the AmeriPrime Funds
                       STATEMENT OF ADDITIONAL INFORMATION
                                 February __, 2002


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of The Cash Fund dated February __, 2002. This SAI incorporates by reference the AMR Investment Services Money Market Portfolio's Annual Report to Shareholders for the fiscal year ended December 31, 2002 ("Annual Report"). A copy of the Prospectus or Annual Report can be obtained by writing The Cash Fund c/o Unified Fund Services, 431 North Pennsylvania Street, Indianapolis, Indiana 46204. You may also call 1-800
___-_____.


  TABLE OF CONTENTS                                                     PAGE

  About the Fund

  Types of Investments and Investment Techniques

  Investment Limitations

  Management of the Fund

  Trustees and Officers of the AMR Trust

  Distribution Plan

  Shareholder Servicing Plan


  Portfolio Transactions and Brokerage

  Purchase and Sale Information

  Share Price Calculation

  Performance

  Taxes

  Custodian

  Transfer Agent

  Accountants

  Distributor


  Financial Statements
  355379.3

  ABOUT THE FUND

     The Cash Fund (the  "Fund")  was  organized  as a series of the  AmeriPrime
Funds (the "Trust") on February 2, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, AmeriPrime Financial Securities, Inc. purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series. Each other share of that series is entitled to dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights. Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series, so long as, the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, shareholders of the series being liquidated will be entitled to receive as a group, a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


MASTER-FEEDER STRUCTURE. As of the date of this Statement of Additional Information, the Fund employs a master-feeder structure and seeks to achieve its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio") of the AMR Investment Services Trust (the "AMR Trust"). Accordingly, the Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The assets of the Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other series of the AMR Trust.


     The Fund's investment in the Portfolio is in the form of non-transferable beneficial interests. All investors in the Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. The Portfolio does not sell its shares directly to members of the general public. Other investors in the Portfolio, such as other investment companies that might sell their shares to the public, are not required to sell their shares at the same public offering price as the Fund, and could have different advisory and other fees and expenses than the Fund. Therefore, the Fund's shareholders may have different returns than shareholders in other investment companies that invest in the Portfolio.


CERTAIN  RISKS OF  INVESTING  IN THE  PORTFOLIO.  The Fund's  investment  in the
Portfolio may be affected by the actions of other large investors in the Portfolio. For example, if the Portfolio has a large investor other than the Fund that redeems its interest, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by the Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio. Other investors holding a majority interest in the Portfolio could have voting control of the Portfolio. The Fund may withdraw its entire investment from the Portfolio at any time if the Trust's Board of Trustees (the "Trust's Board") determines that it is in the best interests of the Fund and its shareholders. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust's Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a smaller less diversified portfolio of investments for the Fund. This could in turn increase the Fund's expense ratio, and result in lower returns for the Fund's investors. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust's Board would consider what action might be taken, including the management of the Fund's assets directly by the Fund's investment adviser (the "Adviser") or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.


TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES

     All investments acquired by the Fund will, at the time of acquisition, be "eligible securities" as defined by SEC Rule 2a-7. High quality money market instruments include those that are rated in one of the two highest rating categories for short-term debt by any two nationally recognized statistical rating organizations ("NRSROs"). They also include securities that may not be rated, but are issued by an issuer with a comparable outstanding short-term debt that is rated. High quality money market instruments may also be rated by only one NRSRO. An unrated security may be determined to be high quality by the Portfolio's investment adviser, subject to the oversight and review of the AMR Trust Board of Trustees (the "AMR Trust's Board"). To the extent the Fund invests in the Portfolio instead of directly in various securities, statements regarding investments made by the Fund refer to investments made by the Portfolio.

Fixed Income Securities. The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.


Corporate Debt Securities. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Portfolio considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Ratings Services, or Baa or higher by Moody's Investors Service, Inc., or if unrated, determined by the Portfolio's investment adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

Obligations of Financial Institutions. The Fund may invest in obligations of financial institutions. Examples of obligations in which the fund may invest include negotiable certificates of deposit, bankers acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations). The Fund may also invest in U.S. dollar-denominated Eurodollar and Yankeedollar bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks dollars that the Portfolio's investment adviser believes are of investment quality.


     Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

     Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankeedollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Foreign, U.S. dollar-denominated Eurodollar (and to a limited extent, Yankeedollar) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent U.S. dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

Loan Participation Interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the Fund are regarded as illiquid.

U.S. Government Obligations. The Fund may invest without limit in U.S. government securities. U.S. government securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity. These securities may involve more risk than securities backed by the full faith and credit of the U.S. government.


Rule 144A Securities. These securities are not registered for sale under Federal securities laws but can be resold to institutions under Rule 144A of the Investment Company Act of 1940, as amended (the "1940 Act"). Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 10% limit on illiquid securities. Under the supervision of the AMR Trust's Board, the Portfolio's investment adviser determines the liquidity of restricted securities. The AMR Trust's Board monitors trading activity in restricted securities through reports from the Portfolio's investment adviser. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.


Demand Features. The Fund may invest in securities that are subject to puts and stand-by commitments, which are defined as demand features. Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed-upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: to shorten the maturity of a variable or floating rate security, to enhance the instrument's credit quality and to provide a source of liquidity.


Variable and Floating Rate Securities. The securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7 of the 1940 Act. Under that Rule, only those long-term instruments that have demand features, which comply with certain requirements and certain variable rate, demand U.S. government securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.


Mortgage- Backed and Asset-Backed Securities. The Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, or other governmental or government-related entities. Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

     Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association
("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

     Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

          (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

          (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

          (3)  FNMA  Guaranteed  Mortgage  Pass-Through   Certificates  ("Fannie
     Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

          (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     The Fund may also purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans, which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.


Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. Any repurchase transaction will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. The Portfolio's investment adviser monitors the creditworthiness of the banks and securities dealers with whom the Portfolio engages in repurchase transactions.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Portfolio's investment adviser. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.



Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Fund until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Forward commitments will be entered into only when a Fund has the intention of taking possession of the securities, but a Fund may sell the securities before the settlement date if deemed advisable.


Investment Companies. The Fund may invest in other investment companies (including affiliated investment companies) to the extent permitted by the 1940 Act or exemptive relief granted by the Securities and Exchange Commission.

Lending. The Fund may loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. The Portfolio's investment adviser receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Portfolio's investment adviser does not intend to cause the Portfolio to loan its securities at this time.

Illiquid Securities. The Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities (other than certain
Rule 144A securities determined to be liquid). Certain repurchase agreements, which provide for settlement in more than seven days, can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop; the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 10% of its net assets in illiquid securities.


Borrowing. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 10% of the Fund's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

  INVESTMENT LIMITATIONS


     The Fund has the following fundamental investment policy that enables it to invest in the Portfolio:


           Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund.

  For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.


     All other fundamental investment policies and the non-fundamental policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the AMR Trust's Board, it applies equally to the Fund and the Trust's Board. In addition to the investment limitations noted in the Prospectus, the following restrictions have been adopted by the Portfolio and may be changed with respect to the Portfolio only by the majority vote of the Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing the Fund's shareholders not voting will be voted by the Trust's Board in the same proportion as those Fund shareholders who do, in fact, vote. The Portfolio may not:


           1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

           2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

           3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

           4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

           5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

          6. Issue senior securities except that the Portfolio may engage in when-issued and forward commitment transactions.

           7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased.

           8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

           9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except for the banking industry), provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

           The following non-fundamental investment restrictions may be changed with respect to the Fund by a vote of a majority of the Trust's Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust's Board. The Portfolio may not:

          1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

           2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

           The Portfolio may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. The Portfolio may incur duplicate advisory or management fees when investing in another mutual fund

  MANAGEMENT OF THE FUND



The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

 --------------------------- --------------------------------------------- ------------- ----------------- -------------------

                                                                                                                 Number of
                                                                              Position(s)     Length of          Portfolios
                                                                                 Held        Time Served      in Fund Complex*
                                       Name, Age and Address                   with Trust                        Overseen by
                                                                                                                  Trustee
  -------------------------- ---------------------------------------------   ------------- ----------------- -------------------

                                           Steve L. Cobb                         Trustee      Trustee since            16
                                       2001 N. Indianwood Avenue                                 1995
                                        Year of Birth:  1957


                                    Principal Occupations During Past 5 Years             Other Directorships Held by Trustee
                             -----------------------------------------------------------   -------------------------------------
                             President of Chandler  Engineering  Company,  L.L.C., oil                   [ ]
                             and gas services  company since 1997;  various  positions
                             with Carbo Ceramics, Inc., oil field manufacturing/supply
                             company,  from 1984 to 1997, most recently Vice President
                             of Marketing.
                             ---------------------------------------------    ------------- ----------------- -------------------
                                                                                                               Number of
                                                                              Position(s)      Length of          Portfolios
                                        Name, Age and Address                   Held        Time Served      in Fund Complex*
                                                                               with Trust                        Overseen by
                                                                                                                Trustee
 --------------------------- ---------------------------------------------    ------------- ----------------- -------------------
                                                                                 Trustee      Trustee since            16
                                                                                                 1995
                                       Gary E. Hippenstiel
                                       600 Jefferson Street Suite 350
                                       Houston, TX  77002
                                       Year of Birth:  1947
 --------------------------- ---------------------------------------------    ------------- ----------------- -------------------
                              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
                             -----------------------------------------------------------    -------------------------------------
                             Director, Vice President and Chief Investment                              [ ]
                             Officer of [ ] Legacy Trust Company since 1992;
                             President and Director of Heritage Trust Company
                             from 1994-1996; Vice President and Manager of
                             Investments of Kanaly Trust Company from 1988 to
                             1992.
                             -----------------------------------------------------------    -------------------------------------

     The Trust's audit committee consists of Mr. Cobb and Mr. Hippenstiel. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held
_____ meetings during the fiscal year ended October 31, 2001.

     The following table. provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


 -------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex*
               Name, Age and Address                   Fund Complex         Time Served         Overseen by Trustee
 -------------------------------------------------- ------------------- --------------------- ------------------------
 -------------------------------------------------- ------------------- --------------------- ------------------------
 Kenneth D. Trumpfheller*                           President,              Trustee and                 34
 1725 E. Southlake Blvd.                            Secretary and       President since 1995
 Suite 200                                          Trustee
 Southlake, Texas  76092                                                  Secretary since
 Year of Birth:  1958                                                          ______
 -------------------------------------------------- ------------------- --------------------- ------------------------


 ---------------------------------------------------------------------- ----------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
 -------------------------------------------------------------------- ----------------------------------------------
 President and Managing Director of Unified Fund Services,  Inc., the                       None
 Fund's transfer  agent,  fund  accountant and  administrator,  since
 October  2000.  President,  Treasurer  and  Secretary of  AmeriPrime
 Financial Services,  Inc., a fund administrator,  (which merged with
 Unified  Fund  Services,  Inc.)  from 1994  through  October  2000.
 President,   Treasurer  and   Secretary  of  AmeriPrime   Financial
 Securities,  Inc., the Trust's  distributor  through  December 2000, from 1994 through December 2000.
  -------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex*
               Name, Age and Address                   Fund Complex         Time Served         Overseen by Trustee
 -------------------------------------------------- ------------------- --------------------- ------------------------
 Robert A. Chopyak                                  Treasurer   and      Treasurer and CFO              N/A
 1725 E. Southlake Blvd.                            Chief  Financial        since _____
 Suite 200                                          Officer
 Southlake, Texas  76092
 Year of Birth:  1968
  ---------------------------------------------------------------------- ----------------------------------------------
               Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
 ---------------------------------------------------------------------- ----------------------------------------------
 Assistant Vice-President of Financial Administration of Unified Fund                       None
 Services,  Inc.,  the Fund's  transfer  agent,  fund  accountant and administrator,  since August 2000.  Manager of AmeriPrime  Financial
 Services,  Inc. from February  2000 to August 2000.  Self-employed,
 performing  Y2K  testing,   January  1999  to  January  2000.  Vice
 President of Fund Accounting, American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
 ---------------------------------------------------------------------- ----------------------------------------------
  * Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a registered principal of the Trust's distributor








     The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.

 ---------------------------------------- ------------------------------------- --------------------------------------
                  Trustee                                                             Aggregate Dollar Range
                                              Dollar Range of Fund Shares            of Shares of All Funds Within the
                                                                                     AmeriPrime Family of Funds*
 ---------------------------------------- ------------------------------------- --------------------------------------
 Steve L. Cobb
 ---------------------------------------- ------------------------------------- --------------------------------------
 Gary E. Hippenstiel
 ---------------------------------------- ------------------------------------- --------------------------------------
 Kenneth D. Trumpfheller
 ---------------------------------------- ------------------------------------- --------------------------------------

  * As of December 31, 2001, the terms "Fund Complex" and "AmeriPrime Family of
  Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

     Trustee fees are Trust expenses, and each series of the Trust pays a portion of the Trustee fees. The compensation paid to the Trustees for the Fund's fiscal year ended December 31, 2001 is set forth in the following table:

---------------------------------------------- ------------------------ -------------------------------
                                               Aggregate Compensation   Total Compensation from Trust
Name                                           from Trust               and AmeriPrime Advisors
                                                                        Trust

---------------------------------------------- ------------------------ -------------------------------
Kenneth D. Trumpfheller                                    0                           0
---------------------------------------------- ------------------------ -------------------------------
Steve L. Cobb                                           $______                     $______
                                                              =                           =
---------------------------------------------- ------------------------ -------------------------------
Gary E. Hippenstiel                                     $______                     $______
                                                              =                           =
---------------------------------------------- ------------------------ -------------------------------



  The Investment Adviser.


     The Fund's investment Adviser is LegacyCash Managements Systems, Inc., a wholly-owned subsidiary of Legacy Investment Group, LLC, 290 Turnpike Road, #338, Westborough, Massachusetts, 01581 (the "Adviser" or "CMS"). David Reavill may be deemed to be a controlling person of the Adviser due to his ownership of a majority of its shares.


         Under the terms of the management agreement (the "Agreement"), the Adviser is responsible for managing the Fund's investments subject to approval of the Trust's Board. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. CMS receives no advisory fee for the periods that the Fund is a "feeder" in a master-feeder relationship.


         [Insert information regarding approval of Agreement.]


     The Adviser retains the right to use the name "CMS" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "CMS" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


     The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


  Other Service Providers.


     The Fund retains Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204) to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from CMS equal to an annual average rate of 0.10% of the Fund's average daily net assets if the Fund's assets are one hundred million dollars or less and 0.05% of the Fund's average daily net assets if the Fund's assets are over one hundred million dollars. The Administrator has entered into a Sub-Administration agreement with AMR Investment Services, Inc. Pursuant to the Sub-Administration Agreement, AMR
Investment Services, Inc. receives a fee from Unified equal to 0.05% of the Fund's assets if the Fund's assets are $100 million or less for providing certain administrative services to the Fund on behalf of the Administrator.

     Unified also serves as the Fund's transfer agent, and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified receives a monthly fee from CMS of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from CMS equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). Unified's fees are operating expenses paid by CMS.


     The Fund has retained CMS to provide certain supplemental administrative services to the Fund. Subject to the direction and control of the Trust, CMS is primarily responsible for developing and maintaining the Fund's relationships with institutional clients and brokers. CMS is responsible for (i) designing a multiple class structure for the Fund, (ii) negotiating with brokers and service providers to implement multiple classes for the Fund, (iii) completing or supervising filings with the Securities and Exchange Commission and state securities commissions, (iv) registering trade names and service marks, (v) supervising asset conversions including shareholder communication and coordination among service providers, (vi) developing and maintaining relationships with key personnel within the institutional investor and broker community and (vii) monitoring shareholder servicing and client satisfaction. CMS pays its own costs associated with these services, as well as all of the operating expenses of the Fund, except brokerage, taxes, 12b-1 and servicing fees, borrowing costs, fees and expenses of non-interested person trustees, the management fee paid to CMS and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while this Fund's expenses (except those specified) are paid by CMS. For these services, CMS receives a monthly fee equal to an annual rate of 0.20% of the Fund's average daily net assets. This is in addition to the management fee paid to CMS.

  TRUSTEES AND OFFICERS OF THE AMR TRUST


     The Board provides broad supervision over the AMR Trust's affairs. AMR Investment Services, Inc. (the "Manager") is responsible for the management of AMR Trust assets, and the AMR Trust's officers are responsible for the AMR Trust's operations. The Trustees and officers of the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                                Position, Term of
                                Office and Length
                                  of Time Served
 Name, Age and                  with the AMR Trust     Principal Occupation(s) During Past 5 Years and Current Directorships
 Address
------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
                                       Term
                                Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

 William F. Quinn** (54)       Trustee since 1987   President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                and President        American Airlines Employees Federal Credit Union (1989-Present);
                                since 1986           Director, Crescent Real Estate Equities, Inc. (1994-Present);
                                                     Member, Southern Methodist University Cox School of Business Advisory Board
                                                    (1999-Present); Director, Southern Methodist University Endowment Fund Advisory
                                                     Board (1996-Present); Member, New York Stock Exchange Pension Manager's
                                                     Advisory Committee (1997-1998, 2000-Present); Trustee, American AAdvantage
                                                     Mileage Funds (1995-Present); Trustee, American AAdvantage Select
                                                     Funds (1999-Present).

 Alan D. Feld** (65)           Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
 1700 Pacific Avenue                                 (1960-Present)#; Director, Clear Channel Communications (1984-Present);
 Suite 4100                                          Trustee, CenterPoint Properties (1994-Present); Trustee,
 Dallas, Texas  75201                                American AAdvantage Mileage Funds (1996-Present); Trustee,
                                                     American AAdvantage Select Funds (1999-Present).
 ------------------------------ -------------------- --------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEES
                                       Term
                                Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

 Dee J. Kelly, Jr. (41)         Trustee since 2001   Partner, Kelly, Hart & Hallman (law firm) (1985-Present); Trustee,
 201 Main Street                                     American AAdvantage Mileage Funds (2001-Present); Trustee, American
 Suite 2500                                          AAdvantage Select Funds (2001-Present).
 Fort Worth, Texas 76102

 Stephen D. O'Sullivan (66)    Trustee since 1987    Consultant (1994-Present); Trustee, American AAdvantage Mileage Funds
 5730 East 105th Street                              Trustee, American AAdvantage (1995-Present);Select Funds (1999-Present).
 Tulsa, Oklahoma 74137

 R. Gerald Turner (56)          Trustee since 2001   President, Southern Methodist University (1995-Present); Director,
 225 Perkins Admin. Bldg.                            ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
 Southern Methodist Univ.                            (1996-Present); Director, California Federal Preferred Capital Corp.
 Dallas, Texas 75275                                 (2001-Present); Member, United Way of Dallas Board of Directors; Member,
                                                      Salvation Army of Dallas Board of Directors; Member, Methodist Hospital
                                                     Advisory Board; Member, Knight Commission on Intercollegiate Athletics;
                                                     Member, National Association of Independent Colleges and Universities Board of
                                                     Directors; Trustee, American AAdvantage Mileage Funds (2001-Present); Trustee,
                                                     American AAdvantage Select
                                                     Funds (2001-Present).

 Kneeland Youngblood (46)      Trustee since 1996    Managing Partner, Pharos Capital Group, LLC (a private equity firm)
 100 Crescent Court                                  (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
 Suite 1740                                          Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
 Dallas, Texas 75201                                Relations (1995-Present); Director, Just For the Kids (1995-Present); Director,
                                                     L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement System of Texas
                                                     (1993-1999); Director, United States Enrichment Corporation (1993-1998),
                                                     Director, Starwood Financial Trust (1998-2001); Trustee, American AAdvantage
                                                     Mileage Funds (1996-Present); Trustee, American AAdvantage Select Funds
                                                     (1999-Present).

 ------------------------------ -------------------- --------------------------------------------------------------------------








------------------------------------------------------------------------------------------------------------------------------
 OFFICERS
                                    Term
                                  One Year

 Nancy A. Eckl (39)             VP since 1990        Vice  President,  Trust  Investments,  AMR  Investment  Services,  Inc.
                                                      (1990-Present).

 Michael W. Fields (48)         VP since 1989        Vice President, Fixed Income Investments,  AMR Investment Services, Inc.
                                                      (1988-Present).

 Barry Y. Greenberg (38)        VP and Assistant     Vice President,  Legal and  Compliance,  AMR Investment  Services,  Inc.
                                 Secretary since      (1995-Present).
                                 1995

 Rebecca L. Harris (35)         Treasurer since      Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                 1995

 John B. Roberson (43)          VP since 1989        Vice  President,  Director  of  Sales,  AMR  Investment  Services,  Inc.
                                                      (1991-Present).

 Robert J. Zutz (49)            Secretary since      Partner, Kirkpatrick & Lockhart LLP (law firm).
 1800 Massachusetts Ave. NW     1998
 2nd Floor
 Washington, D.C. 20036

 ------------------------------ -------------------- --------------------------------------------------------------------------

 * The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

 **       Messrs.  Quinn and Feld are deemed to be "interested persons" of the
        AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the Funds' investment advisers.

           The Trust has an Audit Committee, consisting of Messrs. Feld, Kelly, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of the AMR Trust as defined by the 1940 Act. As set forth in its charter, the primary duties of the AMR Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the AMR Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services,
  5) to investigate improprieties or suspected improprieties in Fund operations,
  6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal year ended October 31, 2001.

     The AMR Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board. The Nominating Committee met once during the fiscal year ended October 31, 2001.

     Akin, Gump provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

     The law firm of Kelly, Hart & Hallman provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Kelly has advised the Trusts that he has had no material involvement in the services provided by Kelly, Hart & Hallman to American Airlines, Inc. and that he has received no material benefit in connection with these services. Kelly, Hart & Hallman does not provide legal services to the Manager or AMR Corporation.

     R. Gerald Turner is the President of Southern Methodist University. Mr. Don Carty, the CEO and Chairman of the Board of Directors of AMR Corporation, the parent company of the Manager, has served on the Southern Methodist University Board of Trustees since July 2000.

     As compensation for their service to the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and the AMR Trust (collectively, the "Trusts"), the non-interested Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Since March 1, 2000, Mr. O'Sullivan has received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2001. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                                                  Pension or Retirement                         Total Compensation
                                         Aggregate              Benefits Accrued as Part                          From the Trusts
                                        Compensation                 of the AMR                                   (24 funds)
  Name of Trustee                        From the                  Trust's Expenses
                                         AMR Trust

              -----------------------------------------------------------------------------------
                                             INTERESTED TRUSTEES
  William F. Quinn                           $0                         $0                                        $0
  Alan D. Feld                               $45,522                    $0                                      $63,782

 Steve O' Sullivan*                         $19,167                    $0                                         $28,750
  -------------------------------- ----------------------- --------------------------                     ----------------------

              -----------------------------------------------------------------------------------
                                           NON-INTERESTED TRUSTEES
  Ben Fortson**                               $9,558                    $0                                        $14,338

 Dee J. Kelly, Jr.***                          $094                     $0                                         $142

 R. Gerald Turner***                           $784                     $0                                $1,176

  Kneeland Youngblood                         $43,033                    $0                                $64,550
-------------------------------- ----------------------- --------------------------                     ----------------------
                     * For the fiscal year ended October 31, 2001, Mr.
                      O'Sullivan was an Interested Trustee due to his ownership
                      of stock in AMR Corporation, the parent company of the
                      Manager.
                     ** Mr. Fortson retired from the AMR Trust effective
                     February 27, 2002. He now serves as Trustee Emeritus.
                     ***Messrs. Kelly and Turner were elected as Trustees in
                     August 2001.

           The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts and affiliated trusts for at least 5 years voluntarily may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period equal to the number of years that such person served as a Trustee to a Trust for up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

           During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum value to the Trustee Emeritus of $40,000.



  DISTRIBUTION PLAN

         With respect to the Fund, the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). Subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities related to the distribution of the shares of the Fund, which activities may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment Advisers and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel who engage in or support distribution of Fund shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities;
  (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan. The expenditures to be made by the Trust for these distribution activities, and the basis upon which payment of such expenditures will be made, shall be determined by the Trustees of the Trust, but in no event may such expenditures exceed in any fiscal year an amount calculated at the rate of 0.75% of the average daily net asset value of the Fund. Such payments for distribution activities may be made directly by the Trust or the Trust's investment adviser and distributor may pay such expenses and obtain reimbursement from the Trust.

           The Trustees expect that the adoption of the Plan will significantly enhance the Fund's ability to expand distribution. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective. The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.

  SHAREHOLDER SERVICING PLAN

           With respect to the Fund, the Trust has adopted a Shareholder Servicing Plan (the "Servicing Plan"). Pursuant to the Servicing Plan, and in order to further enhance the distribution of the Fund's shares, the Fund may incur expenses at a rate of up to 0.25% of the average daily net assets of the Fund for payments made to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that
  (a) hold shares of the Fund for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders or (b) render shareholder support services not otherwise provided by the Trust's transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request. These payments are in addition to those made under the Distribution Plan.

  PORTFOLIO TRANSACTIONS AND BROKERAGE


     Subject to policies established by the Board of Trustees of the AMR Trust, the Portfolio's investment adviser is responsible for the Portfolio's investment decisions and the placing of the Portfolio's securities transactions. In placing securities transactions, the Portfolio's investment adviser seeks the best qualitative execution for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Portfolio's investment adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received..


  PURCHASE AND SALE INFORMATION


  How To Invest In the Fund. The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $2,500 and minimum subsequent investments of $50. These minimums may be waived by the Adviser for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

  Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

     Additional Investments - You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the Cash Fund and should be sent to the address listed in the Prospectus. A bank wire should be sent as outlined in the Prospectus.


           Automatic Investment Plan - You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

           Tax Sheltered Retirement Plans - Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans
  (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax Adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

           Other Purchase Information - Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

  How To Redeem Shares. All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order, as defined below. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.


     To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the Transfer Agent at (800) ___-____ if you have questions. At the discretion of the Fund or the Transfer Agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) ___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 -day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.


  SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time), and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Fund is not open, and NAV is not calculated, on each day that the Exchange is closed for business, and on Columbus Day and Veterans Day.

         The portfolio securities of the Fund are valued using the amortized cost method of valuation, which normally approximates market value, and which is intended to result in a constant net asset value of $1.00 per share. Although every effort is made to maintain the net asset value of the Fund at $1.00 per share, there can be no assurance that this constant net asset value will be maintained at all time. For example, in the event of rapid and sharp increases in current interest rates, a national credit crisis, or a default by one or more of the issuers of the Fund's portfolio securities, then it is possible that the Fund's net asset value could decline below $1.00 per share.

  PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

  Where:   P    =a hypothetical $1,000 initial investment
           T    =average annual total return
           n    =number of years
          ERV   =ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The amount of income generated by investments during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of the Fund does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. For the Fund, comparisons may also include Bank Rate Monitor (TM), N. Palm Beach, Fla. 33408, IBC's Money Fund Report(TM), CDA Investment Technologies, Inc., Wiesenberger Investment Companies Services, and other industry publications. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

From time to time, the Fund advertises its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund' s yield and effective yield may reflect absorbed expenses pursuant to any undertakings that may be in effect.

  TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

  CUSTODIAN

           ______________________________, address____________________________, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

  ACCOUNTANTS


[The firm of Ernst & Young, LLP, _____________, Dallas, Texas, has been selected as independent public accountants for the Fund and the Portfolio for the fiscal year ending December 31, 2002. Ernst & Young LLP performs an annual audit of the Fund's and Portfolio's financial statements and provides financial, tax and accounting consulting services as requested.]


  DISTRIBUTOR

         Unified Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, may be deemed to be an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

  FINANCIAL STATEMENTS


     The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the AMR Investment Services Money Market Portfolio for the fiscal year ended December 31, 2002. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-506-9922.

  Appendix



           Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.


           The four highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

           The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



     Fitch Ratings, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Standard & Poor's and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.



           Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
  (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
  (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

           Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.





           Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

 PART C:  OTHER INFORMATION

 Item 23.  Exhibits

 (a)  Articles of Incorporation.

     (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration  of  Trust,   which  were  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

     (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

     (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

     (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

     (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57, is hereby incorporated by reference.

(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with GLOBALT, Inc., adviser to the GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.


     (iii) Copy of Registrant's Management Agreement with Corbin & Company, adviser to the Corbin Small-Cap Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  8,  is  hereby  incorporated  by
reference.

     (iv) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc., adviser to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement with The Jumper Group, Inc., adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (vi) Copy of Registrant's Management Agreement with The Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (vii) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., adviser to the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

     (viii) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, adviser to the GJMB Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

     (ix) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

     (x) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, adviser to the Auxier Focus Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  31,  is  hereby  incorporated  by reference.

     (xi) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xii) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (xiii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (xiv) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

     (xv) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (xvi) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

     (xvii) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., adviser to the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (xviii) Copy of Registrant's Investment Advisory Agreement with Gulf Asset Management, sub-adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 62, is hereby incorporated by reference..

     (xix) Copy of Registrant's Management Agreement with Cash Management Systems, Inc. ("CMS"), advisor to The Cash Fund, is filed herewith.



(e) Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (ii) Copy of Registrant's Proposed Underwriting Agreement with Capital Research Brokerage Services, LLC, underwriter of the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 56,63, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreements.

     (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

     (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts.

     (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.


     (ii) Copy of Amended Exhibit A to the Administrative Services Agreement -is filed herewith.

     (iii) Copy of the Master-Feeder Participation Agreement for The Cash Fund is filed herewith.

     (iv) Copy of Sub-Administration Agreement for The Cash Fund is filed herewith.

     (v) Copy of  Administration  Agreement for The Cash Fund is filed herewith.

(i) Legal Opinion. Opinion and Consent of Thompson Hine LLP is filed herewith.


(j) Other Opinions.


     Consent  of Ernst & Young LLP is filed herewith.


(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service  Agreement,  which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  1,  is  hereby
incorporated by reference.

     (ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Large-Cap Value Fund (f/k/a the Westcott Large-Cap Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.


     (ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (x) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is filed herewith.

     (xii) Copy of Registrant's Shareholder Servicing Plan for the Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is filed herewith.




(n) Rule 18f-3 Plan.

     (i) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (ii) Rule 18f-3 Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (iii) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.


     (iv) Rule 18f-3 Plan for the Florida Street Growth Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  42,  is  hereby
incorporated by reference.


(o) Reserved.

(p) Codes of Ethics.

     (i) Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), the advisers; and the sub-advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.


     (ii)  Schedule  A to Code of  Ethics,  which  was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  64,  is  hereby  incorporated  by reference.



(q) Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (ii) Powers of Attorney for Trustees of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (iii) Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iv) Power of Attorney for the  Treasurer of the Trust,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  43,  is  hereby
incorporated by reference.


     (v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, are filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund (As of December 15, 2001)

(a) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (72.06%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

Item 25. Indemnification

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the underwriting agreement with Capital Research Brokerage Services, LLC, the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of underwriter's employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

(a) GLOBALT, Inc. ("GLOBALT"), 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, adviser to the GLOBALT Growth Fund, is a registered investment adviser.

     (i) GLOBALT has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of GLOBALT is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

(b) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

     (i) IMS has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of IMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).


(c) CommonWealth Advisors, Inc. ("CommonWealth"), 929 Government Street, Baton Rouge, Louisiana 70802, adviser to the Florida Street Growth Fund, is a registered investment adviser.


     (i) CommonWealth has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of CommonWealth is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-39749).

(d) Corbin & Company ("Corbin"), 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

     (i) Corbin has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Corbin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

(e) Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, adviser to the Marathon Value Portfolio, is a registered investment adviser.

     (i) Spectrum has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Spectrum is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

(f) The Jumper Group, Inc. ("Jumper"), 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, adviser to the Jumper Strategic Advantage Fund, is a registered investment adviser.

     (i) Jumper has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Jumper is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

(g) Appalachian Asset Management, Inc. ("AAM"), 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301, adviser to AAM Equity Fund, is a registered investment adviser.

     (i) AAM has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of AAM is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

(h) Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701, adviser to the Martin Capital U.S. Opportunity Fund, is a registered investment adviser.

     (i) Martin has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Martin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

(i) Gamble, Jones, Morphy & Bent, Inc. ("GJMB"), 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101, adviser to the GJMB Growth Fund, is a registered investment adviser.

     (i) GJMB has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of GJMB is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

(j) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

     (i) Dobson has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Dobson is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

(k) Auxier Asset Management, LLC ("Auxier"), 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062, adviser to the Auxier Focus Fund, is registered investment adviser.

     (i) Auxier has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Auxier is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).

(l) Shepherd Advisory Services, Inc. ("Shepherd"), 2505 21st Avenue, Suite 204, Nashville, Tennessee 37212, adviser to the Shepherd Values Growth Fund, is a registered investment adviser.

     (i) Shepherd has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Shepherd is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-38210).

(m)  Columbia  Partners,  L.L.C.  ("Columbia"),   Investment  Management,   1775
Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

     (i) Columbia has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Columbia is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

(n) Ariston Capital Management Corporation ("Ariston"), 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, adviser to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment adviser.

     (i) Ariston has engaged in no other business during the past two years.

     (ii) Information with respect to each officer and director of Ariston is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

(o) Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, adviser to the Westcott Technology Fund, the Westcott Large-Cap Value Fund and the Westcott Fixed Income Fund, is a registered investment adviser.

     (i) Aegis has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Aegis is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

(p) Gulf Investment Management, Inc. ("Gulf"), Three Memorial City Plaza, 840 Gessner, Suite 500, Houston, TX, 77024-425, sub-adviser to the Westcott Large-Cap Value Fund, is a registered investment adviser.

     (i) Gulf has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Gulf is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-15544).


(q) Cash Management Systems ("CMS"), 290 Turnpike Road, #338, Westborough, Massachusetts, advisor to The Cash

     (i) CMS has engaged in no other business during the past two fiscal years.



     (ii) Information with respect to each officer and director of CMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56211).



Item 27. Principal Underwriters


(a) Unified Financial Securities, Inc., 429 North Pennsylvania Street, Indianapolis, IN 46204, is the principal underwriter of each series of the Registrant (except for the IMS Capital Value Fund). Kenneth D. Trumpfheller, is a registered principal of the underwriter and the President and Secretary and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, the Avalon Funds, Inc., the Julius Baer Investment Funds, the Kenwood Funds, the Lindbergh Funds, The
Milestone Funds, the Regional Opportunity Fund, The Rockland Fund Trust, the Securities Management & Timing Fund, The Sparrow Funds, the TANAKA Funds, The Unified Funds, and the Valenzuela Capital Trust.

Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(b) Capital Research Brokerage Services LLC, 107 South Fair Oaks Dr., Suite 315, Pasadena, CA 91105, principal underwriter of the IMS Capital Value Fund, is also the principal underwriter of the Santa Barbara Group of Mutual Funds. Information with respect to each member and officer of Capital Research Brokerage Services LLC is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (file No. 8-40823).


(c) Not applicable.


Item 28. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant's custodians, Firstar Bank, N.A., 425
Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or the transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204; and administrator, Unified Fund Services, Inc., 1725 E. Southlake Blvd., Southlake, TX 76092.

Item 29. Management Services

         None.

Item 30. Undertakings

         None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 4 day of March, 2002.


                                AmeriPrime Funds




                            Donald S. Mendelsohn,
                              Attorney-in-Fact


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


 Kenneth D. Trumpfheller,*
 President and Trustee


 Gary E. Hippenstiel,* Trustee         *By:_____/s/_____________________

                                        Donald S. Mendelsohn,
 Steve L. Cobb,* Trustee                Attorney-in-Fact

 Robert A. Chopyak,* Treasurer            March 4, 2002
 and Chief Financial Officer

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of AmeriPrime Funds, as it relates to AMR Investment Services Trust, to be signed on its behalf by the undersigned, only with respect to disclosures relating to the Money Market Portfolio, a series of the AMR Investment Services Trust, hereunto duly authorized, in the City of Fort Worth and the State of Texas, on the 1st day of March, 2002.


                                             AMR Investment Services Trust


                                           By:_____/s/________________________
                                                William F. Quinn, President
 Attest:


 _____/s/_____________________
 Barry Y. Greenberg
 Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 65 to the Registration Statement of AmeriPrime Funds, as it relates to AMR Investment Services Trust, has been signed below by the following persons in the capacities and on the dates indicated above.



 ________/s/________________________
 Willliam F. Quinn
 President and Trustee

 Alan D. Feld
 Trustee

 Stephen D. O'Sullivan
 Trustee

 Dee J. Kelly, Jr.
 Trustee

 R. Gerald Turner
 Trustee

 Dr. Kneeland Youngblood
 Trustee



 By:__________/s/_______________________
     William F. Quinn, Attorney-in-Fact

                                                   EXHIBIT INDEX

1.  Management Agreement with Cash Management Systems.............EX-99.23.d.xix
2.  Amended Exhibit A to Administrative Services Agreement ........EX-99.23.h.ii
3.  Master-Feeder Participation Agreement.........................EX-99.23.h.iii
4.  Sub-Administration Agreement...................................EX-99.23.h.iv
5.  Administration Agreement........................................EX-99.23.h.v
6.  Opinion and Consent of Thompson Hine LLP..........................EX-99.23.i
7.  Consent of Ernst & Young LLP......................................EX-99.23.j
8.  Powers of Attorney..............................................EX-99.23.q.v
9.  Rule 12b-1 Distribution Plan...................................EX-99.23.m.xi
10. Shareholder Servicing Plan ...................................EX-99.23.m.xii